CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash and due from banks	$ 2,488	$ 1,849
Interest-earning demand deposits	12	2,530
Total cash and cash equivalents	2,500	4,379
Certificates of deposit	1,840	1,843
Investment securities available for sale (amortized cost of $148,271 and $132,673)	147,639	132,780
Investment securities held to maturity (fair value of $3,622 and $4,080)	3,495	3,995
Mortgage-backed securities held to maturity (fair value of $96,649 and $108,708)	97,106	108,331
Net loans receivable (allowance for loan losses of $618 and $548)	91,032	90,588
Accrued interest receivable	744	1,219
Federal Home Loan Bank stock, at cost	6,564	7,010
Premises and equipment (net)	574	346
Bank owned life insurance	4,907	4,789
Deferred tax assets (net)	548	368
Other assets	152	170
TOTAL ASSETS	357,101	355,818
LIABILITIES
Deposits	151,335	146,435
Federal Home Loan Bank advances: short-term	59,159	70,828
Federal Home Loan Bank advances: long-term - fixed rate	15,000	15,000
Federal Home Loan Bank advances: long-term - variable rate	85,000	85,000
Total Federal Home Loan Bank advances	159,159	170,828
Other short-term borrowings	7,000
Accrued interest payable	487	823
Other liabilities	2,207	1,683
TOTAL LIABILITIES	320,188	319,769
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,577	21,550
Treasury stock (1,898,932 and 1,862,520 shares at cost)	(28,775)	(28,269)
Retained earnings - substantially restricted	46,590	44,807
Accumulated other comprehensive (loss) income	(556)	15
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(1,961)	(2,092)
TOTAL STOCKHOLDERS' EQUITY	36,913	36,049
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 357,101	$ 355,818